Share-based Payments - Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding at beginning of the year	9,124,610	9,198,655	8,964,394
Number of options granted during the year	0		1,316,117
Number of options cancelled during the year			500,000
Number of options forfeited during the year	(46,255)	(74,045)	(581,856)
Number of options exercised during the year	(95,222)
Number of options outstanding at December 31	8,983,133	9,124,610	9,198,655
Number of options exercisable at December 31	8,007,029	5,655,676	3,115,337
WAEP options outstanding at beginning of the year	£ 1.32	£ 1.32	£ 1.29
WAEP options granted during the year			1.49
WAEP options cancelled during the year			1.29
WAEP options forfeited during the year	1.29	1.29	1.29
WAEP options exercised during the year	1.29
WAEP options outstanding at December 31	1.32	1.32	1.32
WAEP options exercisable at December 31	£ 1.31	£ 1.31	£ 1.29
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding at beginning of the year	1,578,188
Number of options granted during the year	388,000	1,193,188
Number of options forfeited during the year	(84,633)	(15,000)
Number of options outstanding at December 31	1,881,555	1,578,188
WAEP options outstanding at beginning of the year	£ 3.05
WAEP options granted during the year	3.14	£ 3.05
WAEP options forfeited during the year	3.03	3.03
WAEP options outstanding at December 31	£ 3.10	£ 3.05